Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Loss Contingencies by Contingency [Table Text Block]

2014
Balance at December 31, 2013	$—
Expenses	1.5
Payments	(0.2)
Balance at December 31, 2014	$1.3